Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Disclosure of provisions	Provisions consisted of the following:

	At December 31,
	2024			2023
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Product warranty and recall campaigns	€3,737	€5,571	€9,308	€3,574	€5,410	€8,984
Sales incentives	6,343	—	6,343	6,031	—	6,031
Restructuring	1,035	544	1,579	958	342	1,300
Legal proceedings and disputes	457	618	1,075	343	747	1,090
Commercial risks	1,910	1,208	3,118	2,301	422	2,723
Other risks	738	919	1,657	517	823	1,340
Total Provisions	€14,220	€8,860	€23,080	€13,724	€7,744	€21,468

Disclosure of changes in other provisions	Changes in Provisions were as follows:

	At January 1, 2024	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2024
	(€ million)
Product warranty and recall campaigns	€8,984	€6,332	€(6,209)	€(133)	€265	€(38)	€(21)	€128	€9,308
Sales incentives	6,031	10,229	(10,110)	(4)	214	(21)	—	4	6,343
Restructuring costs	1,300	1,706	(1,284)	(172)	25	—	(2)	6	1,579
Legal proceedings and disputes	1,090	368	(252)	(71)	(65)	—	(6)	11	1,075
Commercial risks	2,723	1,964	(1,680)	(41)	155	—	(3)	—	3,118
Other risks	1,340	833	(427)	(161)	21	—	4	47	1,657
Total Provisions	€21,468	€21,432	€(19,962)	€(582)	€615	€(59)	€(28)	€196	€23,080

	At January 1, 2023	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2023
	(€ million)
Product warranty and recall campaigns	€9,265	€5,064	€(5,066)	€(114)	€(210)	€(63)	€—	€108	€8,984
Sales incentives	3,395	10,378	(7,552)	(69)	(103)	—	—	(18)	6,031
Restructuring costs	1,540	1,147	(1,058)	(344)	(4)	—	(1)	20	1,300
Legal proceedings and disputes	1,198	192	(266)	(69)	7	—	(1)	29	1,090
Commercial risks	2,672	912	(731)	(39)	(87)	—	—	(4)	2,723
Other risks	1,701	429	(411)	(316)	(17)	—	(7)	(39)	1,340
Total Provisions	€19,771	€18,122	€(15,084)	€(951)	€(414)	€(63)	€(9)	€96	€21,468